Note 18 - Segmented Information	12 Months Ended
Nov. 30, 2017
Segment Reporting [Abstract]
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	November 30,	November 30,	November 30,
	2017	2016	2015
	$	$	$
Revenue
United States	5,504,452	2,247,002	4,093,781
	5,504,452	2,247,002	4,093,781
Total assets
Canada	7,396,781	7,974,689	5,224,299
Total property and equipment
Canada	3,267,551	1,889,638	1,759,438